Stockholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Sep. 16, 2024	Sep. 14, 2021
Share Repurchase Program [Line Items]
Amount of shares repurchased to settle employee tax withholding related to vesting of stock awards	$ 5,600,000,000	$ 5,400,000,000	$ 5,300,000,000
Share Repurchase Program 2021
Share Repurchase Program [Line Items]
Amount available for repurchase under the share repurchase program approved by the company's Board of Directors					$ 60,000,000,000
Share Repurchase Program 2024
Share Repurchase Program [Line Items]
Amount available for repurchase under the share repurchase program approved by the company's Board of Directors				$ 60,000,000,000
Unused amount of share repurchase program	$ 40,600,000,000